Note 8 - Basic and Diluted Net Income (Loss) Per Share - Income (Loss) Per Shar (Details) - USD ($) $ / shares in Units, $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Net income (loss) attributable to Avalon Holdings Corporation common shareholders	$ 14	$ (455)
Weighted Average Number of Shares Outstanding, Basic, Total (in shares)	3,875,693	3,875,431
Potentially dilutive shares from stock options (in shares)	2,000
Shares used in computing diluted income (loss) per share (in shares)	3,878,000	3,875,000
Basic net income (loss) per share (in dollars per share)	$ 0	$ (0.12)
Diluted net income (loss) per share (in dollars per share)	$ 0	$ (0.12)